Earnings per Unit (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 45,620	$ 29,836	$ 18,820
General Partner
Net income	46	41	26
Earnings per unit basic and diluted	$ 1.52	$ 1.37	$ 0.87
Weighted average number of units outstanding, basic and diluted	30,000	30,000	30,000
Common Unitholders
Net income	22,787	9,239	5,828
Earnings per unit basic and diluted	$ 2.95	$ 1.37	$ 0.87
Weighted average number of units outstanding, basic and diluted	7,729,521	6,735,000	6,735,000
Subordinated Unitholders
Net income	$ 22,787	$ 20,556	$ 12,966
Earnings per unit basic and diluted	$ 1.52	$ 1.37	$ 0.87
Weighted average number of units outstanding, basic and diluted	14,985,000	14,985,000	14,985,000